Document and Entity Information	12 Months Ended
Sep. 30, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	DL
Entity Registrant Name	CHINA DISTANCE EDUCATION HOLDINGS LTD
Entity Central Index Key	0001438644
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	131,854,773